Note 11 - Asset Retirement Obligation: Schedule of Change in Asset Retirement Obligation (Tables)	12 Months Ended
Sep. 30, 2016
Tables/Schedules
Schedule of Change in Asset Retirement Obligation
	2016	2015
Beginning balance	$138,720	$132,115
Accretion expense	6,936	6,605
Ending balance	$145,656	$138,720